COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Commitments
In order to secure sufficient product, packaging, agrochemicals and other supplies to meet demand and maximize volume incentive rebates, the Company has historically entered into non-cancelable agreements with independent vendors and growers for purchases in the normal course of business. Prices under these agreements are generally tied to prevailing market rates, and contract terms generally range from one to six years, though the majority have terms of one year and are renegotiated annually. For the year ended December 31, 2021, estimated purchases under these contracts were approximately $448.1 million. For the years ended December 31, 2020 and December 31, 2019, purchases under these types of contracts were not material, as these arrangements are not in the normal course of Legacy Total Produce’s operations. As of December 31, 2021, aggregate estimated future payments under such purchase commitments, based on December 2021 pricing and volumes, were as follows:

Amount
(U.S. Dollars in thousands)
2022	$957,535
2023	523,713
2024	344,671
2025	337,072
2026	241,072
Thereafter	497,853
Total	$2,901,916
Dole has numerous collective bargaining agreements with various unions covering approximately 33% of Dole’s workforce. Of these unionized employees, 33% are covered under a collective bargaining agreement that will expire within one year, and the remaining 67% are covered under collective bargaining agreements expiring beyond the upcoming year. These agreements are subject to periodic negotiation and renewal. Failure to renew any of these collective bargaining agreements may result in a strike or work stoppage; however, management does not expect that the outcome of these negotiations and renewals will have a material adverse impact on Dole’s financial condition or results of operations.
Guarantees and Other Contingencies
Dole provides guarantees for obligations of subsidiaries to third parties directly and indirectly through letters of credit from its revolving credit facilities, other major banking institutions and surety bonds issued by insurance companies. These letters of credit, bank guarantees and surety bonds are required by certain regulatory authorities, suppliers and other operating agreements. As of December 31, 2021 and December 31, 2020, total letters of credit, bank guarantees and surety bonds outstanding under these arrangements were $68.8 million and $10.8 million, respectively.
Additionally, the Company guarantees certain bank borrowings and other obligations of certain investments accounted for under the equity method. As of December 31, 2021 and December 31, 2020, total guarantees under these arrangements were $13.9 million and $12.3 million, respectively.
Each of the following Irish registered subsidiaries of the Company may avail of the exemption from filing its statutory financial statements for the year ended December 31, 2021 as permitted by Section 357 of the Companies Act 2014. If any of these Irish registered subsidiaries of the Company elects to avail of this exemption, there will be in force an irrevocable guarantee from the Company in respect of all commitments entered into by such wholly-owned subsidiary, including amounts shown as liabilities (within the meaning of Section 357 (1) (b) of the Companies Act 2014) in such wholly-owned subsidiary’s statutory financial statements for the year ended December 31, 2021:

•Dole Management Services Limited
•Finantic Limited
•Total Produce International Holdings Limited
•Total Produce Ireland Limited
•Uniplumo (Ireland) Limited
In February of 2020, the State of Hawaii and Department of Land and Natural Resources provided notice to Dole of a deficiency in the spillway and embankment stability of a Company-owned reservoir that requires mediation by 2025.
Dole contracted a third party to perform an improvement study which resulted in an estimate of costs to modify the spillway of approximately $20.0 million. As the impacted reservoir is currently being actively marketed with potential buyers, the Company does not deem a resulting loss from the contingency to be probable and, thus, has not recognized a liability in the consolidated balance sheets. All actively marketed property was adjusted to fair market value through the purchase price allocation to reflect current market conditions. See Note 4 “Business Combinations and Transactions” for additional detail.
During December of 2021, Dole issued a voluntary recall of all packaged salads processed at the Fresh Vegetables Bessemer City, North Carolina and Yuma, Arizona facilities due to possible health risk from Listeria monocytogenes. As a result of the recall, operations were temporarily suspended at the two processing facilities to facilitate proper investigation and sanitation procedures. During the year ended December 31, 2021, the Company incurred $6.8 million of exceptional known costs, which were recorded in cost of sales in the consolidated statements of operations, and estimated incremental exceptional charges of $10.8 million, of which $2.2 million was recorded as an allowance against inventories, $3.0 million was recorded as a sales allowance against accounts receivable, and $5.6 million was recorded as accrued liabilities in the consolidated balance sheets. The actual impact of potential customer and legal claims is uncertain and, thus, subject to change. See Note 27 “Subsequent Events” for additional detail.
Legal Contingencies
Dole is involved from time to time in claims and legal actions incidental to its operations, both as plaintiff and defendant. Legal fees are expensed as incurred or expected to be incurred when the resulting loss from legal matters related to underlying events that have already occurred is probable and estimable. Dole has established what management currently believes to be adequate reserves for pending legal matters. These reserves are established as part of an ongoing worldwide assessment of claims and legal actions that takes into consideration such items as changes in the pending case load (including resolved and new matters), opinions of legal counsel, individual developments in court proceedings, changes in the law, changes in business focus, changes in the litigation environment, changes in opponent strategy and tactics, new developments as a result of ongoing discovery and past experience in defending and settling similar claims. In the opinion of management, after consultation with legal counsel, the claims or actions to which Dole is a party are not expected to have a material adverse effect, individually or in the aggregate, on Dole’s financial position or results of operations.
DBCP Cases: Dole Food Company, Inc., and certain of its subsidiaries are involved in lawsuits pending in the U.S. and in foreign countries alleging injury because of exposure to the agricultural chemical DBCP (1,2- dibromo-3-chloropropane). Currently, there are approximately 180 lawsuits in various stages of proceedings alleging injury or seeking enforcement of Nicaragua judgments, most of which are pending in Nicaragua and are inactive. In addition, there are multiple labor cases pending in Costa Rica under that country’s national insurance program.
Settlements have been reached that, when fully implemented, will significantly reduce DBCP litigation in Nicaragua and the Philippines. Currently, claimed damages in DBCP cases worldwide total approximately $17.8 billion, with lawsuits in Nicaragua representing almost all this amount. Twenty-four of the cases in Nicaragua have resulted in judgments, although many of these are being eliminated as part of the current settlements. The Company believes that none of the Nicaraguan judgments that remain will be enforceable against any Dole entity in the U.S. or in any other country.
As to all the DBCP matters, Dole has denied liability and asserted substantial defenses. The Company believes there is no reliable scientific basis for alleged injuries from the agricultural field application of DBCP. Although no assurance can be given concerning the outcome of the DBCP cases, in the opinion of management, after consultation with legal counsel and based on experience defending and resolving DBCP claims, neither the pending lawsuits and claims nor their resolution are expected to have a material adverse effect on Dole’s financial position or results of operations, because the probable loss is not material.
Former Shell Site: Beginning in 2009, Shell Oil Company and Dole Food Company, Inc. were sued in several cases filed in Los Angeles Superior Court by the City of Carson and persons claiming to be current or former residents in the area of a housing development built in the 1960s by a predecessor of what is now a Dole subsidiary, Barclay Hollander Corporation (“BHC”), on land that had been owned and used by Shell as a crude oil storage facility for 40 years prior to the housing development. The homeowner and City of Carson complaints have been settled and the litigation has been dismissed. On May 6, 2013, Shell filed a complaint against Dole Food Company, Inc. (which was later voluntarily dismissed), BHC and Lomita Development Company (“Lomita”), seeking indemnity for the costs associated with the lawsuits discussed above (approximately $90.0 million plus attorney fees) and for the cleanup discussed below (approximately $310.0 million, although this number is only an estimate). Shell’s indemnification claims were based on an early entry side agreement between Shell and an entity related to BHC and on claims based in equity. The trial court dismissed Shell’s contract-based claims, and the California Court of Appeals affirmed the dismissal. Shell’s equitable claims are pending before the trial court.
The California Regional Water Quality Control Board (“Water Board”) is supervising the cleanup on the former Shell site. On March 11, 2011, the Water Board issued a Cleanup and Abatement Order (“CAO”) naming Shell as the Discharger and a Responsible Party, and ordering Shell to assess, monitor and cleanup and abate the effects of contaminants discharged to soil and groundwater at the site. On April 30, 2015, the CAO was amended to also name BHC as a discharger. BHC appealed this CAO revision to the California State Water Resources Control Board, which appeal was denied by operation of law when the Water Board took no action. On September 30, 2015, BHC filed a writ petition in the Superior Court challenging the CAO on several grounds. The trial court denied BHC’s petition, which denial was subsequently upheld by the California Court of Appeals, thereby ending BHC’s challenge to the CAO revision naming BHC as a discharger. In the opinion of management, after consultation with legal counsel, the claims or actions related to the former Shell site are not expected to have a material adverse effect, individually or in the aggregate, on Dole’s financial position or results of operations, because management believes the risk of loss is remote.